Note 14 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2019	19,608	18,192,129	565,229	18,757,358
Dividends declared	79	-	78,642	78,642
Redemption of Preferred shares	(4,300)	(3,775,696)	(524,304)	(4,300,000)
Preferred deemed dividend	-	185,665	-	185,665
Balance, December 31, 2019	15,387	14,602,098	119,567	14,721,665
Dividends declared	1,219	-	1,219,048	1,219,048
Balance, December 31, 2020	16,606	14,602,098	1,338,615	15,940,713
Redemption of Preferred shares	(16,606)	(15,267,385)	(1,338,615)	(16,606,000)
Preferred deemed dividend	-	665,287	-	665,287
Balance, December 31, 2021	-	-	-	-